GOODWILL (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill [Abstract]
Schedule Of Goodwill [Text Block]
NOTE 7—GOODWILL:

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 were as follows:
	Generics	Specialty	Other	Total

	(U.S. $ in millions)
Balance as of January 1, 2015	$8,730	$8,502	$1,176	$18,408
Changes during year:
Goodwill acquired (1)	-	1,212	-	1,212
Translation differences and other	(265)	(294)	(36)	(595)
Balance as of December 31, 2015	$8,465	$9,420	$1,140	$19,025
Changes during year:
Goodwill acquired and adjustments (2)	25,767	(29)	1,091	26,829
Goodwill disposed (3)	(99)			(99)
Goodwill impairment (4)	(900)			(900)
Translation differences and other	(370)	(68)	(8)	(446)

Balance as of December 31, 2016	$32,863	$9,323	$2,223	$44,409

(1) Mainly due to the Auspex acquisition in May 2015.
(2) Goodwill recognized as part of the Actavis Generics, Anda, Takeda and Rimsa acquisitions. Goodwill acquired in the specialty segment represents measurement period adjustments on goodwill acquired in 2015 (mainly Auspex).
(3) Goodwill on divestiture of Teva products in connection with the Actavis Generics acquisition. Refer further to note 2.
(4) Represents Rimsa goodwill impairment charge. Refer to note 2.